Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 1,159	$ 1,158	$ 2,317	$ 2,317	$ 4,634	$ 6,300